Equity - Schedule of Ordinary Shares (Details) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 TWD ($) shares	Feb. 28, 2017 USD ($)	Feb. 28, 2017 TWD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 TWD ($) shares
Equity [Abstract]
Number of shares authorized	500,000,000	500,000,000	200,000,000	200,000,000			200,000,000	200,000,000
Amount of shares authorized (NT$ thousand) | $		$ 5,000,000		$ 2,000,000				$ 2,000,000
Number of shares issued and fully paid	160,248,940	160,248,940	130,128,940	130,128,940			115,670,940	115,670,940
Ordinary shares	$ 51,627,219		$ 41,514,016		$ 41,514,016	$ 1,301,289	$ 36,710,066